Corporate Information	12 Months Ended
Jun. 30, 2022
Corporate Information1 [Abstract]
Corporate Information	Corporate Information
Atlassian Corporation Plc (the “Company”) is a public company limited by shares, incorporated and registered in the United Kingdom (the “UK”). The registered office of the Company and its subsidiaries (collectively, “Atlassian,” the “Group,” “our,” or “we”) is located at Exchange House, Primrose Street, London EC2A 2EG, c/o Herbert Smith Freehills LLP.
We design, develop, license and maintain software and provision software hosting services to help teams organize, discuss and complete their work. Our primary products include Jira Software and Jira Work Management for planning and project management, Confluence for content creation and sharing, Trello for capturing and adding structure to fluid, fast-forming work for teams, Jira Service Management for team service, management and support applications, Jira Align for enterprise agile planning, and Bitbucket for code sharing and management.
The accompanying consolidated financial statements of the Group for the year ended June 30, 2022 were authorized for issue in accordance with a resolution of the board of directors on August 19, 2022.